UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisors, LLC
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA          February 11, 2009
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                            ----------------

Form 13F Information Table Entry Total:           53
                                            ----------------

Form 13F Information Table Value Total:        $113,314
                                            ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. December 31, 2008


                                       Title of                  Value               Investment    Other        Voting Authority
 Name of Issuer                         Class          Cusip    ($1000)      Shares  Discretion   Managers     Sole   Shared  None
 --------------                         -----          -----    -------      ------  ----------   --------     ----   ------  ----

 AMR CORP (DEL)                        COMMON        001765106    4,100      384,260    SOLE        NONE      384,260
 ALCATEL-LUCENT SPONSORED ADR       Sponsored ADR    013904305    2,687    1,250,000    SOLE        NONE    1,250,000
 ARMSTRONG WORLD INDUSTRIES, INC       COMMON        04247X102    2,603      120,408    SOLE        NONE      120,408
 AVANEX CORP                           COMMON        05348W307      173      164,666    SOLE        NONE      164,666
 BLACKROCK SENIOR HIGH INC FD,
   INC MUTUAL FUND                     COMMON        09255T109    2,650    1,104,258    SOLE        NONE    1,104,258
 BLACKROCK FLOATING RATE INCOME
 STRATEGIES FUND II MUTUAL FUND        COMMON        09255Y108    2,110      249,441    SOLE        NONE      249,441
 BOOKHAM, INC.                         COMMON        09856E105      933    2,073,740    SOLE        NONE    2,073,740
 BROCADE COMMUNICATIONS SYSTEMS*,
   INC.                                COMMON        111621306    1,739      614,637    SOLE        NONE      614,637
 CALPINE CORPORATION                   COMMON        131347304    1,809      248,467    SOLE        NONE      248,467
 CONEXANT SYSTEMS INC                  COMMON        207142308      183      267,453    SOLE        NONE      267,453
 CONTINENTAL AIRLINES INC              CLASS B       210795308    2,114      117,075    SOLE        NONE      117,075
 DDI CORP.                             COMMON        233162502      875      283,945    SOLE        NONE      283,945
 DELTA AIR LINES, INC.                 COMMON        247361702   11,595    1,011,745    SOLE        NONE    1,011,745
 ELECTROGLAS INC.                      COMMON        285324109      174    1,215,631    SOLE        NONE    1,215,631
 EXIDE TECHNOLOGIES                    COMMON        302051206    3,301      623,915    SOLE        NONE      623,915
 FEDERAL MOGUL CORP                    COMMON        313549404    3,168      748,978    SOLE        NONE      748,978
 FINISAR CORPORATION                   COMMON        31787A101      609    1,602,286    SOLE        NONE    1,602,286
 GLOBAL INDS LTD                       COMMON        379336100      346       99,175    SOLE        NONE       99,175
 THE GOODYEAR TIRE & RUBBER COMPANY    COMMON        382550101      648      108,525    SOLE        NONE      108,525
 GREY WOLF INC.                        COMMON        397888108    1,912      560,682    SOLE        NONE      560,682
 HARMONIC INC                          COMMON        413160102    3,532      629,656    SOLE        NONE      629,656
 HAYES LEMMERZ INTL INC                COMMON        420781304      995    2,210,568    SOLE        NONE    2,210,568
 HUNTSMAN CORPORATION                  COMMON        447011107    1,307      380,000    SOLE        NONE      380,000
 ING PRIME RATE TR MUTUAL FUND       SH BEN INT      44977W106    2,220      676,700    SOLE        NONE      676,700
 IBASIS INC                            COMMON        450732201      470      333,098    SOLE        NONE      333,098
 INTERNATIONAL COAL GROUP INC.         COMMON        45928H106    1,198      520,715    SOLE        NONE      520,715
 JDS UNIPHASE CORPORATION              COMMON        46612J507    2,461      674,148    SOLE        NONE      674,148
 KEY ENERGY SERVICES INC               COMMON        492914106    1,879      426,056    SOLE        NONE      426,056
 KULICKE & SOFFA INDS INC              COMMON        501242101      325      191,389    SOLE        NONE      191,389
 LENNAR CORPORATION CMN CLASS A        CLASS A       526057104    4,335      500,000    SOLE        NONE      500,000



                                       Title of                  Value               Investment    Other        Voting Authority
 Name of Issuer                         Class          Cusip    ($1000)      Shares  Discretion   Managers     Sole   Shared  None
 --------------                         -----          -----    -------      ------  ----------   --------     ----   ------  ----

 MINDSPEED TECHNOLOGIES, INC.          COMMON        602682205      269      315,958    SOLE        NONE      315,958
 NEWPARK RES INC                       COMMON        651718504    1,433      387,373    SOLE        NONE      387,373
 OWENS CORNING                         COMMON        690742101    2,112      122,102    SOLE        NONE      122,102
 WTS/OWENS CORNING INC. 45.2500
   EXP10/31/2013 SERIES B                WTS         690742127       27       45,417    SOLE        NONE       45,417
 PARKER DRILLING CO.                   COMMON        701081101      708      244,141    SOLE        NONE      244,141
 PORTLAND GENERAL ELECTRIC CO          COMMON        736508847    3,023      155,239    SOLE        NONE      155,239
 PROSHARES TRUST-PROSHARES ULTRA     PSHS ULTSHT
   FINANCIALS ETF                       FINL         74347R743    1,073      178,000    SOLE        NONE      178,000
 QWEST COMMUNICATIONS INT'L INC        COMMON        749121109    3,376      927,574    SOLE        NONE      927,574
 REVLON INC CMN CLASS A                CLASS A       761525609    1,046      156,836    SOLE        NONE      156,836
 SERACARE LIFE SCIENCES, INC.          COMMON        81747T104       20       15,179    SOLE        NONE       15,179
 SIX FLAGS INC                         COMMON        83001P109       13       42,750    SOLE        NONE       42,750
 SOLUTIA INC.                          COMMON        834376501    4,867    1,081,646    SOLE        NONE    1,081,646
 TELLABS INC.                          COMMON        879664100    1,875      455,154    SOLE        NONE      455,154
 TERADYNE INC                          COMMON        880770102    2,321      550,000    SOLE        NONE      550,000
 TERRESTAR CORP                        COMMON        881451108       20       49,782    SOLE        NONE       49,782
 UAL CORPORATION                       COMMON        902549807    6,842      620,908    SOLE        NONE      620,908
 USG CORP (NEW)                        COMMON        903293405      763       94,947    SOLE        NONE       94,947
 US AIRWAYS GROUP INC                  COMMON        90341W108   15,974    2,066,528    SOLE        NONE    2,066,528
 VISHAY INTERTECHNOLOGY                COMMON        928298108    2,225      650,600    SOLE        NONE      650,600
 VISTEON CORPORATION                   COMMON        92839U107      167      476,287    SOLE        NONE      476,287
 VONAGE HOLDINGS CORP.                 COMMON        92886T201    1,232    1,866,112    SOLE        NONE    1,866,112
 ZHONE TECHNOLOGIES INC                COMMON        98950P108      226    2,719,944    SOLE        NONE    2,719,944
 ZILOG INC                             COMMON        989524301    1,251      431,333    SOLE        NONE      431,333

                                                                113,314
